Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Tax assets and liabilities
Schedule of deferred tax assets and liabilities

	2024 $m
			Other
			movements
	Net deferred		including	Net deferred
	tax (assets)	Movement in	foreign	tax (assets)
	liabilities at	income	exchange	liabilities at
	1 Jan	statement	movements	31 Dec
Unrealised losses or gains on investments	129	32	(13)	148
Balances relating to insurance and reinsurance contracts	1,170	260	(22)	1,408
Short-term temporary differences	(94)	28	6	(60)
Unused tax losses	(111)	(17)	4	(124)
Net deferred tax liabilities	1,094	303	(25)	1,372

	2023 $m
			Other
			movements
	Net deferred		including	Net deferred
	tax (assets)	Movement in	foreign	tax (assets)
	liabilities	income	exchange	liabilities
	at 1 Jan	statement	movements	at 31 Dec
Unrealised losses or gains on investments	(129)	268	(10)	129
Balances relating to insurance and reinsurance contracts	1,255	(87)	2	1,170
Short-term temporary differences	(96)	2	–	(94)
Unused tax losses	(31)	(79)	(1)	(111)
Net deferred tax liabilities	999	104	(9)	1,094